As filed with the Securities and Exchange Commission on November 22, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 99.4%

	Clean Energy - 12.7%
535,700	American Superconductor Corp. (a)	$ 16,660,270
125,000	First Solar, Inc. (a)(f)	18,418,750
620,500	Protonex Technology Corp. (a)(d)	-
		35,079,020
	Environmental Services - 6.2%
1,102,518	Newalta Corp.	9,568,943
253,192	Telvent Git S.A. (a)	5,727,203
633,000	World Energy Solutions, Inc. (a)(b)(c)	1,839,508
		17,135,654
	Green Building (General) - 24.8%
225,000	Acuity Brands, Inc.	9,954,000
160,000	A.O. Smith Corp.	9,262,400
160,000	Lennox International, Inc.	6,670,400
568,617	NCI Building Systems, Inc. (a)	5,418,920
892,683	ProLogis	10,515,806
331,072	Quanex Building Products Corp.	5,717,613
275,710	Trex Company, Inc. (a)	5,257,790
616,100	Waterfurnace Renewable Energy, Inc. (c)	15,634,533
		68,431,462
	Green Building (Lighting Technology) - 6.4%
85,000	Cree, Inc. (a)	4,614,650
851,479	Lighting Science Group (a)(b)	1,532,662
500,493	Rubicon Technology, Inc. (a)	11,356,186
		17,503,498
	Green Transportation - 6.7%
45,000	Saft Groupe S.A.	1,754,506
220,000	Wabtec Corp.	10,513,800
350,000	Westport Innovations, Inc. (a)	6,160,000
		18,428,306
	Resource Efficiency - 16.9%
262,646	Chicago Bridge & Iron Company NV (a)	6,421,695
1,280,000	Horsehead Holdings (a)	12,633,600
87,824	Itron, Inc. (a)	5,344,399
623,661	Powersecure International, Inc. (a)(b)	5,775,101
250,000	Schnitzer Steel Industries, Inc.	12,070,000
197,339	Volterra Semiconductor Corp. (a)	4,246,735
		46,491,530
	Sustainable Living - 17.3%
7,000,000	BioExx Specialty Proteins Ltd. (a)	17,688,794
331,302	Green Mountain Coffee Roasters, Inc. (a)	10,333,309
2,800,000	Jamba, Inc. (a)	6,132,000
29	OM Foods Ltd. (a)(d)	-
1,130,000	SunOpta, Inc. (a)(b)	6,881,700
32,345	United Natural Foods, Inc. (a)	1,071,266
146,244	Whole Foods Market, Inc. (a)	5,427,115
		47,534,184
	Water Management - 8.4%
1,324,482	Bioteq Enivronmental Technologies (a)	1,029,824
176,111	GLV, Inc. - Class A (a)	1,312,831
447,488	Nalco Holding Company	11,281,172
1,735,411	Pure Technologies (a)(c)	7,050,265
35,000	Valmont Industries, Inc.	2,534,000
		23,208,092

	Total Common Stock (Cost $232,915,518)	273,811,746

	Warrants - 0.0%
412,283	Capstone Turbine, Expires 9/17/2013 at $1.74 (a)(b)(d)	-
	Total Warrants (Cost $0)	-

	Short Term Investments - 0.5%
1,457,700	Fidelity Institutional Money Market Fund, 0.18% (e)	1,457,700
	Total Short Term Investments (Cost $1,457,700)	1,457,700

	Total Investments (Cost $234,373,218) - 99.9%	275,269,446

	Other Assets in Excess of Liabilities - 0.1%	358,682

	NET ASSETS - 100.0%	$ 275,628,128

CALL OPTIONS WRITTEN
Contracts
(100 shares per contract)	Security Description	Strike price	Expiration	Value
625	First Solar, Inc. (a)	175.00	12/18/10	$ (156,250)
	Total Call Options Written (Premiums received $144,311)			$ (156,250)

(a) Non-income producing security.
(b) A portion of the security is considered illiquid. As of September 30, 2010, the total market value of the portion considered illiquid was $5,912,921 or 2.2% of net assets.
(c) Affiliated Company as defined by the Investment Company Act of 1940.
(d) Securities are fair valued under the supervision of the Board of Trustees.
(e) Seven-day yield
(f) Held in connection with open written call options.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments		$ 235,308,658
	Gross unrealized appreciation		58,573,558
	Gross unrealized depreciation		(18,612,770)
	Net unrealized appreciation		$ 39,960,788

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2010 (Unaudited)

The Winslow Green Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

	Level 1	Level 2		Level 3

Common Stock	$273,811,746	-		-

Warrants	-	0	(a)	-

Short-Term Investments	1,457,700	-		-

Total Investments in Securities	$275,269,446	$0		-

Written Options	$(156,250)	-		-

(a) Security valued at fair value of zero under the supervision of the Board of Trustees.

Disclosures About Derivative Instruments and Hedging Activities at September 30, 2010 (Unaudited)

The Fund has adopted financial reporting rules intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

	Liability Derivaties as of September 30, 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value
Equity Contracts	Payables	$156,250

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date  November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
                                                  Robert M. Slotky, President

Date November 17, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date November 16, 2010

•	Print the name and title of each signing officer under his or her signature.